Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory And Agency Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal bank regulatory agencies. The Federal Reserve establishes capital requirements for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
Table 27.1 presents regulatory capital information for Wells Fargo & Company and the Bank using Basel III, which increased minimum required capital ratios, and introduced a minimum Common Equity Tier 1 (CET1) ratio. We must report the lower of our CET1, tier 1 and total capital ratios calculated under the Standardized Approach and under the Advanced Approach in the assessment of our capital adequacy. The information presented reflects risk-weighted assets (RWAs) under the Standardized and Advanced Approaches with Transition Requirements. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of RWAs under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III revised definition of capital, and changes are being phased-in effective January 1, 2014, through the end of 2021.
The Bank is an approved seller/servicer of mortgage loans and is required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2017, the Bank met these requirements. Other subsidiaries, including the Company’s insurance and broker-dealer subsidiaries, are also subject to various minimum capital levels, as defined by applicable industry regulations. The minimum capital levels for these subsidiaries, and related restrictions, are not significant to our consolidated operations.

Table 27.1: Regulatory Capital Information

	Wells Fargo & Company							Wells Fargo Bank, N.A.
	December 31, 2017			December 31, 2016				December 31, 2017			December 31, 2016
(in millions, except ratios)	Advanced Approach	Standardized Approach		Advanced Approach		Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach
Regulatory capital:
Common equity tier 1	$154,765	154,765		148,785		148,785		143,292	143,292		132,225	132,225
Tier 1	178,209	178,209		171,364		171,364		143,292	143,292		132,225	132,225
Total	210,333	220,097		204,425		214,877		156,661	165,734		145,665	155,281
Assets:
Risk-weighted	$1,199,545	1,260,663		1,274,589		1,336,198		1,090,360	1,169,863		1,143,681	1,222,876
Adjusted average (1)	1,905,568	1,905,568		1,914,802		1,914,802		1,708,828	1,708,828		1,714,524	1,714,524
Regulatory capital ratios:
Common equity tier 1 capital	12.90%	12.28	*	11.67		11.13	*	13.14	12.25	*	11.56	10.81	*
Tier 1 capital	14.86	14.14	*	13.44		12.82	*	13.14	12.25	*	11.56	10.81	*
Total capital	17.53	17.46	*	16.04	*	16.08		14.37	14.17	*	12.74	12.70	*
Tier 1 leverage (1)	9.35	9.35		8.95		8.95		8.39	8.39		7.71	7.71
*Denotes the lowest capital ratio as determined under the Advanced and Standardized Approaches.

(1)	The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items.

Minimum Required Regulatory Capital Ratios (Transition Requirements) [Table Text Block]
Table 27.2 presents the minimum required regulatory capital ratios under Transition Requirements to which the Company and the Bank were subject as of December 31, 2017, and December 31, 2016.

Table 27.2: Minimum Required Regulatory Capital Ratios – Transition Requirements (1)

	Wells Fargo & Company		Wells Fargo Bank, N.A.
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Regulatory capital ratios:
Common equity tier 1 capital	6.750%	5.625	5.750	5.125
Tier 1 capital	8.250	7.125	7.250	6.625
Total capital	10.250	9.125	9.250	8.625
Tier 1 leverage	4.000	4.000	4.000	4.000

(1)
At December 31, 2017, under transition requirements, the CET1, tier 1 and total capital minimum ratio requirements for Wells Fargo & Company include a capital conservation buffer of 1.250% and a global systemically important bank (G-SIB) surcharge of 1.000%. Only the 1.250% capital conservation buffer applies to the Bank at December 31, 2017.